Taxation - Summary of Profit Before Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit Before Tax [Line Items]
Profit before income tax expense	¥ 4,632	¥ 4,540	¥ 2,003
Foreign Countries
Profit Before Tax [Line Items]
Profit before income tax expense	(4)	470	(1,579)
Country of Domicile
Profit Before Tax [Line Items]
Profit before income tax expense	¥ 4,636	¥ 4,070	¥ 3,582